RYDEX ETF TRUST

                           RYDEX S&P EQUAL WEIGHT ETF
                           RYDEX RUSSELL TOP 50(R) ETF
                          RYDEX S&P 500 PURE VALUE ETF
                          RYDEX S&P 500 PURE GROWTH ETF
                       RYDEX S&P MIDCAP 400 PURE VALUE ETF
                      RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                      RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                     RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                   RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                        RYDEX S&P EQUAL WEIGHT ENERGY ETF
                      RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                     RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                     RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                      RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                      RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                      RYDEX S&P EQUAL WEIGHT UTILITIES ETF

                         SUPPLEMENT DATED MARCH 27, 2008
                                     TO THE

     RYDEX ETF TRUST STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX ETF TRUST STATEMENT OF ADDITIONAL INFORMATION LISTED ABOVE (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI

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On page 34, the third  sentence  under the heading "The  Advisory  Agreement" is deleted and replaced with the following:

         Pursuant to the Advisory Agreement, the Advisor is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, and extraordinary expenses.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


ETF-1-SUP8-0308x0309